Schedule of capital ratio (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Capital Management
Adjusted Equity	$ 570,418	$ 276,672
Max Amount	2,487,136	1,538,256
Monthly average of payment transactions	2,487,136	1,538,256
Balance of electronic currencies	$ 1,693,514	$ 1,072,056
Capital requirement ratio	22.90%	18.00%